LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details Textual) (USD $)	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2012	Jan. 02, 2009	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2008 Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants Not Settleable In Cash, Fair Value Disclosure					$ 479,910
Weighted Average Remaining Life		6 months	2 years 6 months			2 years		2 years 6 months	6 years 6 months		7 years 6 months
Reduction In Stock Price							$ 0.22			$ 0.50
Additional Paid in Capital					486,564
Retained Earnings (Accumulated Deficit)					6,654
Total Current Liabilities	$ 3,905,940	$ 3,469,065		$ 3,414,301	$ 479,910
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	59.00%	54.00%	63.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price		$ 0.769	$ 0.46			$ 0.01			$ 0.325
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Stock Price		$ 0.35	$ 0.35			$ 0.06			$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.37%